8. STOCK OPTIONS AND WARRANTS (Details)	12 Months Ended
	Sep. 30, 2025 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Details
Weighted average contractual remaining life of options in years	2.79	3.54	2.64
Weighted average fair value of stock options granted	$ 0.08	$ 0.15	$ 0
Weighted average contractual remaining life of warrants in years	2.57	2.71	1.62
Weighted average contractual remaining life of finder's warrants in years	1.98	1.42	0